Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 87,779	$ 62,526
Accounts receivable, net	9,050	7,195
Accrued income	5,647	3,642
Prepaid expenses and other current assets	8,754	6,323
Inventories	3,480	4,811
Insurance recoverable	10,289
Total current assets	124,999	84,497
Non-current assets
Long-term accounts receivable		198
Vessels under construction	170,776	134,246
Property, plant and equipment, net	279	284
Deferred finance costs, net	10,139	9,066
Total assets	1,570,644	1,375,290
Current liabilities
Current portion of long-term debt	61,979	58,350
Accounts payable	11,471	6,448
Accrued expenses and other liabilities	9,065	5,312
Accrued interest	3,117	3,012
Deferred income	6,606	7,095
Total current liabilities	92,238	80,217
Non-current Liabilities
Secured term loan facilities, net of current portion	443,315	359,509
Senior unsecured bond	125,000	125,000
Total non-current liabilities	568,315	484,509
Total Liabilities	$ 660,553	$ 564,726
Commitments and contingencies (see note 12)
Stockholders' equity
Common stock - $.01 par value per share; 400,000,000 shares authorized; 55,363,467 shares issued and outstanding, (2014: 55,346,613)	$ 554	$ 553
Additional paid-in capital	586,451	584,808
Accumulated other comprehensive loss	(465)	(254)
Retained earnings	323,551	225,457
Total stockholders' equity	910,091	810,564
Total liabilities and stockholders' equity	1,570,644	1,375,290
Vessels In Operation [Member]
Non-current assets
Property, plant and equipment, net	$ 1,264,451	$ 1,146,999